DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Discontinued [Abstract]
Schedule of minimum revenue covenants under that loan
	June 30, 2024 US$000	June 30, 2023 US$000

Revenue	-	2,784
Expenses	-	(2,648)
Operating income	-	136
Profit before tax from discontinued operations	-	136
Tax expense:
Related to current pre-tax profit/(loss)	-	-
Gain on sale of the discontinued operations	-	12,718
Profit after tax for the period from discontinued operations	-	12,854
	June 30, 2024 US$000	June 30, 2023 US$000

Cash received from sale of the discontinued operations net of transaction costs	-	29,201
Cash sold as a part of discontinued operations	-	(775)
Net cash inflow on date of disposal	-	28,426